SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment, Salvage Value, Percentage	3.00%
Restricted Cash and Cash Equivalents, Current	$ 0	$ 4,532,372
Provision for Loan and Lease Losses	$ 81,585,960	$ 3,514,961
Customer One Concentration Risk [Member]
Concentration Risk, Percentage	43.00%
Customer One Concentration Risk [Member] | Capital Lease Obligations [Member]
Concentration Risk, Percentage	45.00%	20.00%
Customer One Concentration Risk [Member] | Guaranteed loans [Member]
Concentration Risk, Percentage		15.00%
Customer Two Concentration Risk [Member]
Concentration Risk, Percentage	12.00%
Customer Two Concentration Risk [Member] | Capital Lease Obligations [Member]
Concentration Risk, Percentage	12.00%	20.00%
Customer Two Concentration Risk [Member] | Guaranteed loans [Member]
Concentration Risk, Percentage		14.00%
Customer Three Concentration Risk [Member]
Concentration Risk, Percentage	11.00%
Customer Three Concentration Risk [Member] | Capital Lease Obligations [Member]
Concentration Risk, Percentage		13.00%
Customer Four Concentration Risk [Member] | Capital Lease Obligations [Member]
Concentration Risk, Percentage		13.00%
Customer Five Concentration Risk [Member] | Capital Lease Obligations [Member]
Concentration Risk, Percentage		12.00%